Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
GOODWILL

NOTE 9:- GOODWILL

The following table summarizes the changes in the carrying amount of goodwill by reportable segment for the years ended December 31, 2023 and 2024:

	IT professional services	Software solutions	Total
As of January 1, 2023	$89,997	$68,702	$158,699

Business combinations	9,410	-	9,410
Foreign currency translation adjustments	(959)	(1,085)	(2,044)

As of January 1, 2024	$98,448	$67,617	$166,065

Business combinations	6,127	758	6,885
Measurement period adjustments	51	462	513
Foreign currency translation adjustments	(253)	(695)	(948)

As of December 31, 2024	$104,373	$68,142	$172,515

The Company performed annual impairment tests as of December 31, 2023 and 2024 and did not identify any impairment losses (see Note 2).

Impairment test of goodwill for the years ended on December 31, 2024:

Impairment loss for goodwill is recognized if the recoverable amount of the goodwill is less than the carrying amount. The recoverable amount is the greater of fair value less costs of disposal, or value in use of the relevant reporting level (i.e. a CGU of a group of CGU’s).

The Company performed an assessment for goodwill impairment for each of the four cash-generating units (CGUs) that are included within its two reportable segments, which represent the level at which goodwill is monitored for internal management purposes. Based on this assessment, the Company concluded that there is no impairment loss for the year ended December 31, 2024, based on the assumptions presented below:

	December 31, 2024
	IT services	Applications	US services	Technology
Carrying amount of cash-generating units	$91,720	$48,191	$93,982	$26,798
Weighted average cost of capital	16%	16%	15%	13%
Terminal value growth rate	3%	3%	3%	3%

Actual results may differ from those assumed in the Company’s valuation method. It is reasonably possible that the Company’s assumptions described above could change in future periods. If any of these were to vary materially from the Company’s plans, it may record impairment of goodwill allocated to this reporting unit in the future.

Based on the Company’s abovementioned assessment as of December 31, 2024, no goodwill was determined to be impaired, since the fair value of the Company’s group of cash-generating units significantly exceeded their carrying amount.